CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - Related Parties ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating costs paid to related party
Amount of related party transactions	¥ 6,845	$ 964	¥ 9,041	¥ 13,608
Interest expense to related parties
Amount of related party transactions	¥ 35,108	$ 4,945	¥ 62,192	¥ 63,561